VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.8%
Banks: 7.6%
Bank for Foreign Trade of
Vietnam JSC #	4,246,845	$15,230,981
Saigon Thuong Tin Commercial JSB # *	16,917,600	23,374,668
		38,605,649
Capital Goods: 10.8%
Bamboo Capital JSC #	1,922,400	2,210,562
Development Investment Construction JSC # *	1,973,800	7,918,811
Gelex Group JSC # *	4,890,364	8,237,796
Ha Do Group JSC #	676,800	2,062,319
Hoang Huy Investment Financial Services JSC # *	3,837,720	3,379,194
IDICO Corp. JSC #	1,776,900	6,223,186
JAKS Resources Bhd # *	15,578,300	1,220,967
Tan Tao Investment & Industry JSC # *	5,220,600	3,694,581
Tasco JSC *	1,564,300	2,390,231
Thaiholdings JSC # *	2,355,700	17,393,942
		54,731,589
Consumer Durables & Apparel: 10.5%
Eclat Textile Co. Ltd. #	1,282,160	21,225,753
Feng TAY Enterprise Co. Ltd. #	3,375,000	22,443,487
Hansae Co. Ltd. # †	147,171	3,214,503
Taiwan Paiho Ltd. #	2,460,000	6,136,182
		53,019,925
Diversified Financials: 5.7%
Sai Gon-Ha Noi Securities JSC #	2,743,700	4,865,887
SSI Securities Corp. #	6,082,672	11,132,808
Tien Phong Securities JSC # *	1,633,200	1,956,772
Viet Capital Securities JSC #	1,972,300	4,814,906
VIX Securities JSC # *	1,182,800	1,164,701
VNDirect Securities Corp. #	3,631,680	4,828,318
		28,763,392
Energy: 1.1%
PetroVietnam Drilling & Well Services JSC # *	1,625,000	2,424,299
PetroVietnam Technical Services Corp. #	2,101,700	3,181,994
		5,606,293
Food, Beverage & Tobacco: 13.0%
Hoang Anh Gia Lai International
Agriculture JSC # *	5,570,800	2,453,284
KIDO Group Corp. #	1,287,130	3,025,793
Masan Group Corp. #	4,237,530	26,292,323
Saigon Beer Alcohol Beverage Corp.	575,500	4,006,239
Thanh Thanh Cong - Bien Hoa JSC # *	2,709,981	2,836,166
Vietnam Dairy Products JSC #	6,751,741	23,878,317
Vinh Hoan Corp. #	816,400	3,377,162
		65,869,284
Health Care Equipment & Services: 1.5%
Mani, Inc. #	614,000	7,346,336
Insurance: 0.5%
Bao Viet Holdings #	865,996	2,323,069
	Number of Shares	Value
Materials: 11.5%
An Phat Holdings JSC # *	1,488,200	$1,806,325
Duc Giang Chemicals JSC #	1,059,300	10,545,286
Hoa Phat Group JSC #	18,453,852	36,318,953
Hoa Sen Group # *	3,675,600	5,602,771
Petrovietnam Fertilizer & Chemicals JSC #	1,404,700	4,100,713
		58,374,048
Real Estate: 28.1%
CEO Group JSC # *	1,131,600	3,171,946
Dat Xanh Group JSC # *	1,016,300	2,064,590
Khang Dien House Trading and Investment JSC # *	1,096,200	2,528,880
Kinh Bac City Development Share Holding Corp. # *	3,783,600	8,753,598
No Va Land Investment Group Corp. # *	7,449,058	26,072,269
Phat Dat Real Estate Development Corp. *	1,768,800	6,931,004
Van Phu - Invest Investment JSC # *	868,700	2,326,878
Vincom Retail JSC # *	8,360,522	12,195,273
Vingroup JSC # *	11,793,849	41,846,879
Vinhomes JSC 144A #	10,877,467	35,990,893
		141,882,210
Technology Hardware & Equipment: 4.6%
BH Co. Ltd. # †	215,418	4,292,407
Dreamtech Co. Ltd. #	244,436	2,248,848
INTOPS Co. Ltd. #	104,958	3,147,416
KH Vatec Co. Ltd. # †	163,607	2,828,079
Mcnex Co. Ltd. #	120,975	4,331,456
Seojin System Co. Ltd. # †	116,348	3,754,734
Synopex, Inc. # *	611,261	1,406,792
UTI, Inc./Korea #	107,624	1,276,944
		23,286,676
Transportation: 3.3%
Vietjet Aviation JSC *	2,673,240	16,444,045
Utilities: 0.6%
PetroVietnam Power Corp. #	4,203,110	2,905,658
Total Common Stocks (Cost: $378,342,487)		499,158,174

RIGHTS: 0.8% (Cost: $3,783,778)
Diversified Financials: 0.8%
VNDirect Securities Corp., VND 10,000.00, exp. 04/04/22 # *	4,539,600	4,074,420

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
DCVFMVN Diamond ETF	62,610	82,455

Total Investments: 99.6% (Cost: $382,168,423)		503,315,049
Other assets less liabilities: 0.4%		1,919,324
NET ASSETS: 100.0%		$505,234,373

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VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $473,461,075 which represents 93.7% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,191,317.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $35,990,893, or 7.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.5%	$53,019,925
Consumer Staples	13.1	65,869,284
Energy	1.1	5,606,293
Exchange Traded Fund	0.0	82,455
Financials	14.7	73,766,530
Health Care	1.4	7,346,336
Industrials	14.2	71,175,634
Information Technology	4.6	23,286,676
Materials	11.6	58,374,048
Real Estate	28.2	141,882,210
Utilities	0.6	2,905,658
	100.0%	$503,315,049
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